Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 06, 2025
Capital Unit [Line Items]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.15	$ 0.10	$ 0.35	$ 0.30
Common shares repurchased (in shares)	1,835,063	4,279,983	8,758,179	6,570,003
Cost of shares repurchased, inclusive of commissions	$ 31.9	$ 66.8	$ 142.7	$ 105.5
Unutilized amount of the share repurchase authorization	$ 168.1		$ 168.1
CVC Falcon Holdings Limited
Capital Unit [Line Items]
Common shares repurchased (in shares)			3,109,452
Cost of shares repurchased, inclusive of commissions			$ 50.0
Fidelis Partnership
Capital Unit [Line Items]
Common shares repurchased (in shares)	180,071	422,658	857,794	577,383
Cost of shares repurchased, inclusive of commissions	$ 3.1	$ 6.6	$ 14.0	$ 9.3
Repurchase mechanism percentage			9.8752%
Program
Capital Unit [Line Items]
Stock repurchase program, authorized amount					$ 200.0